Credit Facilities - Short term loans banks (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Security deposit	$ 109,221
Properties pledged as collateral	5,700,000	¥ 36,626,600
Total	(782,073)		$ (4,696,055)
Short-term loans - banks	$ (782,073)		(1,245,489)
Zeshu Dai
Line of Credit Facility [Line Items]
Stock right (as a percent)	6.25%	6.25%
GA Yongpeng
Line of Credit Facility [Line Items]
Properties pledged as collateral	$ 5,200,000	¥ 36,626,600
Stock Pledged AS Collateral	200,000	1,250,000
JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral	800,000	¥ 5,517,400
Continuing operations
Line of Credit Facility [Line Items]
Short-term loans - banks	$ (782,073)		(1,245,489)
Discontinued operations.
Line of Credit Facility [Line Items]
Total			(3,450,566)
Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch
Line of Credit Facility [Line Items]
Weighted average interest rate	6.09%	6.09%
Total			(1,273,794)
Chongqing Rural Commercial Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	6.74%	6.74%
Total			(1,839,928)
Chongqing Beibei Chouzhou Bank Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	6.96%	6.96%
Total			(336,845)
The Agriculture Bank of China Chongqing Yubei Branch
Line of Credit Facility [Line Items]
Weighted average interest rate	3.85%	3.85%
Total			(467,058)
China Zheshang Bank Chongqing Branch
Line of Credit Facility [Line Items]
Weighted average interest rate	5.35%	5.35%
Total			(778,430)
China Zheshang Bank Chongqing Branch | JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral	$ 1,700,000	¥ 12,090,000
Industrial and Commercial Bank of China Shiqiaopu Branch
Line of Credit Facility [Line Items]
Weighted average interest rate	3.85%	3.85%
Total	$ (782,073)		$ 0
Industrial and Commercial Bank of China Shiqiaopu Branch | JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral	$ 1,200,000	¥ 7,495,600